Other Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Other Financial Assets and Financial Liabilities
11.	OTHER FINANCIAL ASSETS AND FINANCIAL LIABILITIES
11.1	Other financial assets and liabilities

	As of December 31,
	2017		2016
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Financial instruments at fair value through profit or loss
Foreign exchange forward contracts (Note 11.3)	—	139	187	—
Total financial instruments at fair value through profit or loss	—	139	187	—

Assets held-to-maturity
Quoted debt securities	—	—	309	—
Total assets held-to-maturity	—	—	309	—

Available for sale investments
Unquoted equity shares	2,747	—	2,765	—

Total available for sale investments	2,747	—	2,765	—
Total other financial assets and liabilities	2,747	139	3,261	—

Total current	—	139	187	—
Total non-current	2,747	—	3,074	—

Financial assets and liabilities at fair value through profit or loss

Financial assets and liabilities at fair value through profit or loss reflect the positive change in fair value of those foreign exchange forward contracts that are not designated in hedge relationships, but are intended to reduce the level of foreign currency risk for expected sales and purchases.

Assets held-to-maturity – quoted debt securities

A Thai subsidiary invested $309 (Baht 11 million) in subordinated debentures of Bangkok Bank Public Company Limited as of December 31, 2016. The debentures bear a fixed interest rate of 4.375% per annum with a maturity of ten years callable at the option of the issuer after five years. As the call option is clearly and closely related to the debt host contract, no bifurcation of embedded call option is required.

During the year ended December 31, 2017 the Thai subsidiary redeemed all the subordinated debentures at face value prior to its maturity, subject to the term and conditions of debentures and other relevant laws by Bangkok Bank Public Company Limited.

The market yield is close to coupon rate. The fair value approximated its amortized cost as the debentures redeemed.

11.	OTHER FINANCIAL ASSETS AND FINANCIAL LIABILITIES (continued)
11.1	Other financial assets and liabilities (continued)

Available-for-sale investments - unquoted equity shares

The investments in shares of a non-listed company, which are recognized initially at fair value plus transaction costs. After initial measurement, available-for-sale financial investments are subsequently measured at fair value with unrealized gains or losses recognized as the other comprehensive income. Available-for-sale investments – unquoted equity share consist of the investments in Thai Metal Processing Co., Ltd, (“TMP”) which is engaged in the fabrication of copper rods. During the years ended December 31, 2017, 2016 and 2015, the Company received dividends of $100, $96 and $99 from TMP, respectively, which were recorded in other income in the consolidated income statements.

11.	OTHER FINANCIAL ASSETS AND FINANCIAL LIABILITIES (continued)
11.2	Interest-bearing loans and borrowings

Under the line of credit arrangements for short-term debt with the Company’s banks, the Company may borrow up to approximately $250,923 and $233,837 as of December 31, 2017 and 2016, respectively, on such terms as the Company and the banks may mutually agree upon. These arrangements do not have termination dates but are reviewed annually for renewal. As of December 31, 2017 and 2016, the unused portion of the credit lines was approximately $144,478 and $139,854, respectively, which included unused letters of credit amounting to $74,911 and $74,039, respectively. Letters of credit are issued by the Company in the ordinary course of business through major financial institutions as required by certain vendor contracts. As of December 31, 2017 and 2016, the Company had open letters of credit totaling $37,559 and $24,743, respectively.  Liabilities relating to the letters of credit are included in current liabilities.

	As of December 31,
	2017				2016
	Interest rate	Maturity	Local currency		Interest rate	Maturity	Local currency
	%		‘000	US$’000%			‘000	US$’000
Current interest-bearing loans and borrowings
Bank loans	3.20 ~ 3.50	Feb. 2018	USD$3,800	3,800	3.00 ~ 3.50	Nov. 2017	USD$6,500	6,500
Bank loans	4.70 ~ 5.22	Apr. 2018 ~ Sept. 2018	RMB$30,000	4,602	4.70 ~ 4.79	Feb. 2017 ~ Oct. 2017	RMB$30,200	4,323
Trust receipt	1.70 ~ 2.60	Jan. 2018 ~ Jun. 2018	THB$1,058,995	32,649	1.10 ~ 2.10	Jan. 2017 ~ Jun. 2017	THB$536,095	15,043
Trust receipt	2.47 ~ 2.54	Feb. 2018	SGD$134	100	2.47 ~ 2.54	Dec. 2017	SGD$3,412	2,359
Total current interest-bearing loans and borrowings				41,151				28,225

11.	OTHER FINANCIAL ASSETS AND FINANCIAL LIABILITIES (continued)
11.3	Hedging activities and derivatives

Commodity price risk

The Company purchases copper on an ongoing basis as its operating activities require a continuous supply of copper for the manufactured products. The Company exercises rigorous controls through the commodity forward contracts to reduce its exposure to the fluctuations in market prices for cooper for selected operating units. The majority of these transactions take the form of contracts that are entered into and continue to be held for the purpose of receipt or delivery of the copper in accordance with the Company’s expected sales or production timing or usage requirements. Such contracts are not within the scope of hedging accounting, or derivatives. To date, these contract positions have not had a material effect on the Company’s financial position, results of operations or cash flow.

Foreign currency risk

The Company enters into foreign exchange forward contracts with the intention to reduce the foreign exchange risk of expected sales and purchased, these contracts are not designated in hedge relationships and are measured at fair value through profit or loss.  These contracts are entered into the periods consistent with foreign currency exposure of the underlying transactions, generally from one to 12 months.

As of December 31, 2017 and 2016, the Company had outstanding forward contracts with notional amounts of $(18.9) million and $9.5 million respectively.  The outstanding forward contracts mature between Jan. 4, 2018 and Dec. 17, 2018.  The Company recognized gain(loss) amounted to $(332), $171 and $20 for the years ended December 31, 2017, 2016 and 2015, respectively, in the consolidated income statements.

The forward contract balance varies with the expected foreign currency transactions and changes in foreign exchange rate.

	2017		2016
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Foreign currency forward contracts
Fair value	—	139	187	—

11.	OTHER FINANCIAL ASSETS AND FINANCIAL LIABILITIES (continued)
11.4	Fair values

Set out below is a comparison of the carrying amounts and fair value of the Company’s financial instruments that are carried in the financial statements:

	Carrying amount		Fair value
	As of December 31,		As of December 31,
	2017	2016	2017	2016
	US$’000	US$’000	US$’000	US$’000
Financial assets-current
Cash and cash equivalents	46,093	48,231	46,093	48,231
Other current financial assets – at fair value through profit or loss	—	187	—	187
Trade receivables	112,403	79,472	112,403	79,472
Other receivables	9,509	16,918	9,509	16,918
Due from related parties	13,354	12,573	13,354	12,573
Financial assets-non-current
Other non-current financial assets – available for sale	2,747	2,765	2,747	2,765
Other non-current financial assets – held to maturity	—	309	—	309
Total	184,106	160,455	184,106	160,455

Financial liabilities-current
Interest-bearing loans and borrowings	41,151	28,225	41,151	28,225
Other current financial liabilities – at fair value through profit or loss	139	—	139	—
Trade and other payables	28,850	30,023	28,850	30,023
Due to related parties	5,805	3,096	5,805	3,096
Due to immediate holding company	1,537	1,537	1,537	1,537
Financial lease liabilities	36	29	36	29
Financial liabilities-non-current
Financial lease liabilities	42	54	42	54
Total	77,560	62,964	77,560	62,964

The fair value of the financial assets and liabilities is included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

►

Cash and cash equivalents, trade receivables, other receivables, due from related parties, trade and other payables, due to related parties, due to immediate holding company and financial lease liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

►

Fixed-rate and variable-rate receivables/borrowings are evaluated by the Company based on parameters such as interest rates, specific country risk factors, individual creditworthiness of the customer and the risk characteristics of the financed project. Based on this evaluation, allowances were provided to account for the expected losses of these receivables. As of December 31, 2017 and 2016, the carrying amounts of such receivables, net of allowances, were not materially different from their calculated fair values.

►	Fair value of other current financial assets and liabilities - derivatives is derived from inputs other than quoted prices that are observable for the asset or liability.
►	Fair value of unquoted available-for-sale financial assets is estimated using appropriate valuation techniques
11.	OTHER FINANCIAL ASSETS AND FINANCIAL LIABILITIES (continued)
11.4	Fair values (continued)
►

Fair value of interest-bearing borrowings and loans and other non-current financial assets – held to maturity are determined by using discounted cash flow method using discount rate that reflects the issuer’s borrowing rate as of the end of the reporting period. The non-performance risk as of December 31, 2017 was assessed to be insignificant.

Description of significant unobservable inputs to valuation

	Valuation technique	Significant unobservable inputs	Liquidity discount (2017 and 2016)	Sensitivity of the input to fair value
				2017	2016
Financial asset
Available-for-sale financial assets in unquoted equity instruments	Market Approach Method	Liquidity Discount	30%	5% decrease in the discount would increase in fair value by $203	5% decrease in the discount would increase in fair value by $204

The Company estimates the fair value of available-for-sale financial investments in unquoted equity shares by using the market approach (market comparatives approach). The key in this method is the selection of quoted comparable companies and accommodate adjustments to bring the accounts of different companies into a broadly consistent framework for analysis. Then, select appropriate Indicators of Value. The followings should be taken into account:

►	Enterprise Value (EV) versus Market Capitalization;
►	Earnings-based: EBITDA +/or EBIT versus Net Earnings +/or Net Cash Flow
►	Balance Sheet based: Net Total Assets versus Shareholders Funds

Discount for the lack of liquidity to reflect the lesser liquidity of unquoted equity instruments compared with those of its comparable public company peers. The Company assessed the discount for the lack of liquidity to be 30 percent on the basis of relevant studies applicable in the region and industry as well as on the specific facts and circumstances of the unquoted equity shares. The unquoted equity shares’ finance performance is characterized by stable, consistent growth and profitability. The Company believes the liquidity discount of 30% would be appropriate.

The Company carries unquoted equity shares as available-for-sale financial instruments classified as level 3 within the fair value hierarchy.  A reconciliation of the beginning and closing balances is summarized below:

	2017	2016
	US$’000	US$’000
At January 1	2,765	2,862
Re-measurement recognized in other comprehensive income (loss)	(80)	(102)
Exchange difference	62	5
At December 31	2,747	2,765